TAXES ON INCOME - Schedule of reconciliation of unrecognized tax benefits (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefit	$ 17.0	$ 16.6